FAIR VALUE MEASUREMENT - Valuation Techniques and Inputs for Level 3 Fair Value Measurements (Details) - Level 3 - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Interest-bearing deposits | Model-based
Fair Value Inputs Assets Liabilities Quantitative Information
Liabilities, fair value	$ 293,000,000	$ 434,000,000
Interest-bearing deposits | Model-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Mean reversion (as a percent)	1.00%
Forward price (as a percent)	98.79%	35.09%
Equity-IR correlation (as a percent)		23.00%
Commodity volatility (as a percent)		5.00%
Commodity correlation (as a percent)		(57.00%)
Interest-bearing deposits | Model-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Mean reversion (as a percent)	20.00%
Forward price (as a percent)	104.07%	299.32%
Equity-IR correlation (as a percent)		39.00%
Commodity volatility (as a percent)		83.00%
Commodity correlation (as a percent)		91.00%
Interest-bearing deposits | Model-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Mean reversion (as a percent)	10.50%
Forward price (as a percent)	100.19%	112.72%
Equity-IR correlation (as a percent)		34.51%
Commodity volatility (as a percent)		24.00%
Commodity correlation (as a percent)		30.00%
Federal funds purchased and securities loaned or sold under agreements to repurchase | Model-based
Fair Value Inputs Assets Liabilities Quantitative Information
Liabilities, fair value	$ 849,000,000	$ 1,245,000,000
Federal funds purchased and securities loaned or sold under agreements to repurchase | Model-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Interest rate (as a percent)	0.62%	1.27%
Federal funds purchased and securities loaned or sold under agreements to repurchase | Model-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Interest rate (as a percent)	2.19%	2.02%
Federal funds purchased and securities loaned or sold under agreements to repurchase | Model-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Interest rate (as a percent)	1.99%	1.92%
Short-term borrowings and long-term debt | Model-based
Fair Value Inputs Assets Liabilities Quantitative Information
Liabilities, fair value	$ 9,774,000,000	$ 7,004,000,000
Short-term borrowings and long-term debt | Model-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Mean reversion (as a percent)	1.00%	(5.52%)
Equity volatility (as a percent)		9.55%
Forward price (as a percent)	69.05%	35.09%
Equity-FX correlation (as a percent)		(88.20%)
Equity-Equity correlation (as a percent)		(80.54%)
Commodity volatility (as a percent)	2.00%
Commodity correlation (as a percent)	(41.61%)
Equity forward (as a percent)		82.72%
Short-term borrowings and long-term debt | Model-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Mean reversion (as a percent)	20.00%	20.00%
Equity volatility (as a percent)		42.56%
Forward price (as a percent)	235.35%	299.32%
Equity-FX correlation (as a percent)		56.85%
Equity-Equity correlation (as a percent)		100.00%
Commodity volatility (as a percent)	32.19%
Commodity correlation (as a percent)	90.42%
Equity forward (as a percent)		100.80%
Short-term borrowings and long-term debt | Model-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Mean reversion (as a percent)	10.50%	7.80%
Equity volatility (as a percent)		22.26%
Forward price (as a percent)	103.28%	106.32%
Equity-FX correlation (as a percent)		(31.76%)
Equity-Equity correlation (as a percent)		49.16%
Commodity volatility (as a percent)	17.07%
Commodity correlation (as a percent)	52.85%
Equity forward (as a percent)		94.48%
Trading account assets and liabilities | Interest rate contracts | Model-based
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, fair value	$ 4,897,000,000	$ 4,553,000,000
Trading account assets and liabilities | Interest rate contracts | Model-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
IR log-normal volatility (as a percent)	1.00%	17.41%
Mean reversion (as a percent)	1.00%	(5.52%)
Trading account assets and liabilities | Interest rate contracts | Model-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
IR log-normal volatility (as a percent)	93.97%	137.02%
Mean reversion (as a percent)	20.00%	20.00%
Trading account assets and liabilities | Interest rate contracts | Model-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
IR log-normal volatility (as a percent)	62.72%	37.60%
Mean reversion (as a percent)	10.50%	0.71%
Trading account assets and liabilities | Foreign exchange contracts | Model-based
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, fair value	$ 1,110,000,000	$ 1,326,000,000
Trading account assets and liabilities | Foreign exchange contracts | Model-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Foreign exchange (FX) volatility (as a percent)	1.39%	0.38%
Trading account assets and liabilities | Foreign exchange contracts | Model-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Foreign exchange (FX) volatility (as a percent)	26.85%	25.73%
Trading account assets and liabilities | Foreign exchange contracts | Model-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Foreign exchange (FX) volatility (as a percent)	15.18%	11.63%
Trading account assets and liabilities | Foreign exchange contracts | Cash flow
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, fair value	$ 134,000,000	$ 275,000,000
Trading account assets and liabilities | Foreign exchange contracts | Cash flow | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Interest rate (as a percent)	(0.85%)	7.50%
Credit spread (as a percent)	0.04%	0.03%
IR-IR Correlation (as a percent)	40.00%	(51.00%)
IR-FX correlation (as a percent)	16.41%	(20.30%)
Forward price (as a percent)		1.48%
Trading account assets and liabilities | Foreign exchange contracts | Cash flow | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Interest rate (as a percent)	(0.49%)	7.50%
Credit spread (as a percent)	6.57%	5.15%
IR-IR Correlation (as a percent)	50.00%	77.94%
IR-FX correlation (as a percent)	60.00%	60.00%
Forward price (as a percent)		138.09%
Trading account assets and liabilities | Foreign exchange contracts | Cash flow | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Interest rate (as a percent)	(0.84%)	7.50%
Credit spread (as a percent)	2.66%	2.35%
IR-IR Correlation (as a percent)	41.27%	32.91%
IR-FX correlation (as a percent)	49.52%	48.85%
Forward price (as a percent)		56.80%
Trading account assets and liabilities | Equity contracts | Model-based
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, fair value	$ 2,701,000,000	$ 3,976,000,000
Trading account assets and liabilities | Equity contracts | Model-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Equity volatility (as a percent)	3.00%	11.87%
Forward price (as a percent)	69.05%
Equity-FX correlation (as a percent)	(60.70%)	(88.17%)
Equity-IR correlation (as a percent)	(35.00%)
Yield Volatility (as a percent)	3.55%
Equity-Equity correlation (as a percent)	(87.70%)	(80.54%)
Equity forward (as a percent)		82.72%
Trading account assets and liabilities | Equity contracts | Model-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Equity volatility (as a percent)	97.78%	49.57%
Forward price (as a percent)	144.61%
Equity-FX correlation (as a percent)	28.20%	65.00%
Equity-IR correlation (as a percent)	41.00%
Yield Volatility (as a percent)	14.77%
Equity-Equity correlation (as a percent)	96.50%	100.00%
Equity forward (as a percent)		100.53%
Trading account assets and liabilities | Equity contracts | Model-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Equity volatility (as a percent)	29.52%	27.33%
Forward price (as a percent)	94.28%
Equity-FX correlation (as a percent)	(26.28%)	(21.09%)
Equity-IR correlation (as a percent)	(15.65%)
Yield Volatility (as a percent)	9.29%
Equity-Equity correlation (as a percent)	67.45%	49.54%
Equity forward (as a percent)		95.20%
Trading account assets and liabilities | Commodity contracts | Model-based
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, fair value	$ 2,955,000,000	$ 4,061,000,000
Trading account assets and liabilities | Commodity contracts | Model-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Forward price (as a percent)	35.74%	35.09%
Commodity volatility (as a percent)	2.00%	5.00%
Commodity correlation (as a percent)	(41.61%)	(57.00%)
Trading account assets and liabilities | Commodity contracts | Model-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Forward price (as a percent)	235.35%	299.32%
Commodity volatility (as a percent)	32.19%	83.00%
Commodity correlation (as a percent)	90.42%	91.00%
Trading account assets and liabilities | Commodity contracts | Model-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Forward price (as a percent)	119.99%	112.98%
Commodity volatility (as a percent)	17.07%	24.00%
Commodity correlation (as a percent)	52.85%	30.00%
Trading account assets and liabilities | Credit derivatives | Model-based
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, fair value	$ 2,786,000,000	$ 5,849,000,000
Trading account assets and liabilities | Credit derivatives | Model-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Recovery rate (as a percent)	20.00%	1.00%
Trading account assets and liabilities | Credit derivatives | Model-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Recovery rate (as a percent)	75.00%	75.00%
Trading account assets and liabilities | Credit derivatives | Model-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Recovery rate (as a percent)	39.75%	32.49%
Trading account assets and liabilities | Credit derivatives | Price-based
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, fair value	$ 1,403,000,000	$ 1,424,000,000
Trading account assets and liabilities | Credit derivatives | Price-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 1.00	$ 0.33
Credit spread (as a percent)	0.03%	0.01%
Credit correlation (as a percent)	5.00%	5.00%
Upfront Points (as a percent)	6.00%	7.00%
Trading account assets and liabilities | Credit derivatives | Price-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 167.00	$ 101.00
Credit spread (as a percent)	15.15%	9.67%
Credit correlation (as a percent)	90.00%	90.00%
Upfront Points (as a percent)	99.90%	99.92%
Trading account assets and liabilities | Credit derivatives | Price-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 77.35	$ 61.52
Credit spread (as a percent)	2.56%	1.33%
Credit correlation (as a percent)	34.27%	43.48%
Upfront Points (as a percent)	72.89%	66.75%
Nontrading derivatives and other financial assets and liabilities | Model-based
Fair Value Inputs Assets Liabilities Quantitative Information
Derivatives, fair value	$ 42,000,000	$ 194,000,000
Nontrading derivatives and other financial assets and liabilities | Model-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Interest rate (as a percent)		5.26%
Recovery rate (as a percent)	40.00%	7.00%
Upfront Points (as a percent)	16.00%
Redemption rate (as a percent)	3.92%	27.00%
Nontrading derivatives and other financial assets and liabilities | Model-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Interest rate (as a percent)		5.28%
Recovery rate (as a percent)	40.00%	40.00%
Upfront Points (as a percent)	20.50%
Redemption rate (as a percent)	99.58%	99.50%
Nontrading derivatives and other financial assets and liabilities | Model-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Interest rate (as a percent)		5.27%
Recovery rate (as a percent)	40.00%	10.72%
Upfront Points (as a percent)	18.78%
Redemption rate (as a percent)	74.69%	74.80%
Securities sold, not yet purchased | Trading account liabilities | Model-based
Fair Value Inputs Assets Liabilities Quantitative Information
Liabilities, fair value	$ 1,056,000,000
Securities sold, not yet purchased | Trading account liabilities | Model-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
IR log-normal volatility (as a percent)	12.86%
Securities sold, not yet purchased | Trading account liabilities | Model-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
IR log-normal volatility (as a percent)	75.50%
Securities sold, not yet purchased | Trading account liabilities | Model-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
IR log-normal volatility (as a percent)	61.73%
Securities sold, not yet purchased | Trading account liabilities | Price-based
Fair Value Inputs Assets Liabilities Quantitative Information
Liabilities, fair value		$ 152,000,000
Securities sold, not yet purchased | Trading account liabilities | Price-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price		0.00
Securities sold, not yet purchased | Trading account liabilities | Price-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price		217.00
Securities sold, not yet purchased | Trading account liabilities | Price-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Price		87.78
Fixed income securities
Fair Value Inputs Assets Liabilities Quantitative Information
Price for instrument valued at par	$ 100
Fixed income securities | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price for instrument valued at par	0
Fixed income securities | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price for instrument valued at par	100
Mortgage-backed securities | Price-based
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	509,000,000	1,287,000,000
Mortgage-backed securities | Price-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	5.50	3.45
Mortgage-backed securities | Price-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	113.48	109.21
Mortgage-backed securities | Price-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Price	61.74	78.25
Mortgage-backed securities | Yield analysis
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	$ 368,000,000	$ 1,377,000,000
Mortgage-backed securities | Yield analysis | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	1.90%	0.50%
Mortgage-backed securities | Yield analysis | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	14.54%	14.07%
Mortgage-backed securities | Yield analysis | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	4.34%	4.83%
State and municipal, foreign government, corporate, and other debt securities | Price-based
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	$ 3,308,000,000	$ 3,761,000,000
State and municipal, foreign government, corporate, and other debt securities | Price-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	15.00	0
State and municipal, foreign government, corporate, and other debt securities | Price-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	103.60	217.00
State and municipal, foreign government, corporate, and other debt securities | Price-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Price	89.93	79.41
State and municipal, foreign government, corporate, and other debt securities | Cash flow
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	$ 1,513,000,000	$ 1,719,000,000
State and municipal, foreign government, corporate, and other debt securities | Cash flow | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Credit spread (as a percent)	0.35%	0.20%
State and municipal, foreign government, corporate, and other debt securities | Cash flow | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Credit spread (as a percent)	6.00%	6.00%
State and municipal, foreign government, corporate, and other debt securities | Cash flow | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Credit spread (as a percent)	2.30%	2.51%
Equity securities | Model-based
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	$ 69,000,000	$ 3,499,000,000
Equity securities | Model-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	0.48
Redemption rate (as a percent)		41.21%
WAL (in years)		1 year 6 months
Equity securities | Model-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	104.00
Redemption rate (as a percent)		41.21%
WAL (in years)		1 year 6 months
Equity securities | Model-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Price	22.19
Redemption rate (as a percent)		41.21%
WAL (in years)		1 year 6 months
Equity securities | Price-based
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	58,000,000
Asset-backed securities | Price-based
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	2,454,000,000	$ 3,075,000,000
Asset-backed securities | Price-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	4.00	5.55
Asset-backed securities | Price-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	100.00	100.21
Asset-backed securities | Price-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Price	71.51	71.57
Non-marketable equity securities | Price-based
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	$ 726,000,000	473,000,000
Non-marketable equity securities | Price-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price		$ 0
Discount to price (as a percent)	0.00%	0.00%
Price-to-book ratio		0.0019
Non-marketable equity securities | Price-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price		$ 132.78
Discount to price (as a percent)	90.00%	90.00%
Price-to-book ratio		0.0109
Non-marketable equity securities | Price-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Price		$ 46.66
Discount to price (as a percent)	13.36%	10.89%
Price-to-book ratio		0.0060
Non-marketable equity securities | Comparables Analysis
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	$ 565,000,000	$ 633,000,000
Non-marketable equity securities | Comparables Analysis | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 0.00
EBITDA multiples	6.80	6.80
Price-to-book ratio	0.0032
Non-marketable equity securities | Comparables Analysis | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 113.23
EBITDA multiples	10.10	10.80
Price-to-book ratio	0.0103
Non-marketable equity securities | Comparables Analysis | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 54.40
EBITDA multiples	8.62	9.05
Price-to-book ratio	0.0087
Federal funds sold and securities borrowed or purchased under agreements to resell | Model-based
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	$ 1,496,000,000	$ 1,337,000,000
Federal funds sold and securities borrowed or purchased under agreements to resell | Model-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
IR log-normal volatility (as a percent)	12.86%	29.02%
Interest rate (as a percent)	(0.51%)	0.00%
Federal funds sold and securities borrowed or purchased under agreements to resell | Model-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
IR log-normal volatility (as a percent)	75.50%	137.02%
Interest rate (as a percent)	5.76%	2.03%
Federal funds sold and securities borrowed or purchased under agreements to resell | Model-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
IR log-normal volatility (as a percent)	61.73%	37.90%
Interest rate (as a percent)	2.80%	0.27%
Loans | Model-based
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	$ 79,000,000	$ 892,000,000
Loans | Model-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price		0.00
Loans | Model-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price		106.98
Loans | Model-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Price		40.69
Loans | Price-based
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	258,000,000	$ 750,000,000
Loans | Price-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	31.55
Yield (as a percent)		1.50%
Loans | Price-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	105.74
Yield (as a percent)		4.50%
Loans | Price-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Price	56.46
Yield (as a percent)		2.52%
Loans | Yield analysis | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	$ 221,000,000
Yield (as a percent)	2.75%
Loans | Yield analysis | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	20.00%
Loans | Yield analysis | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	11.09%
Loans | Cash flow
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets		$ 524,000,000
Loans | Cash flow | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Credit spread (as a percent)		0.29%
Loans | Cash flow | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Credit spread (as a percent)		5.00%
Loans | Cash flow | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Credit spread (as a percent)		1.05%
Mortgage servicing rights | Cash flow
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	$ 1,473,000,000	$ 1,690,000,000
Mortgage servicing rights | Cash flow | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	4.20%	0.00%
WAL (in years)	3 years 6 months 11 days	3 years 4 months 17 days
Mortgage servicing rights | Cash flow | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	20.56%	23.32%
WAL (in years)	7 years 2 months 27 days	7 years 5 months 23 days
Mortgage servicing rights | Cash flow | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	9.32%	6.83%
WAL (in years)	5 years 9 months 29 days	5 years 6 months